Penn Series Large Cap Value Fund
FUND SUMMARY: LARGE CAP VALUE FUND
Investment Objective
The investment objective of the Large Cap Value Fund (the “Fund”) is to seek to achieve long-term growth of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Penn Series Large Cap Value Fund Large Cap Value Fund
Investment Advisory Fees	0.66%
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.90%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Penn Series Large Cap Value Fund | Large Cap Value Fund | USD ($)	92	287	498	1,108

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategy
The Fund will invest primarily in equity securities, of U.S. and non-U.S. incorporated entities, including, but not limited to common stock, American Depositary Receipts (“ADRs”), equity real estate investment trusts (“REITs”), preferred securities and convertible preferred securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large capitalization companies. For purposes of this policy, large capitalization companies are those with market-capitalizations greater than $2 billion. The Fund primarily invests in common stocks that the Sub-Adviser deems to be underpriced relative to long-term earnings and for cash flow potential.

The Sub-Adviser attempts to reduce the Fund’s exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund’s assets in any one company. In selecting securities for purchase or sale by the Fund, the Sub-Adviser selects securities one at a time before considering industry trends. This is called a “bottom-up approach.” The Sub-Adviser uses a fundamental analysis to select securities that it believes are undervalued relative to long-term earnings and cash flow potential. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, the Sub-Adviser currently considers one or more of the following factors when assessing a company’s business prospects: attractive valuation, future supply/demand conditions for its key products, product cycles, quality of management, competitive position in the market place, reinvestment plans for cash generated, and better-than-expected earnings reports. The Sub-Adviser may consider selling a stock for one or more of the following reasons: the stock price is approaching its target, the company’s fundamentals are deteriorating, or alternative investment ideas have been developed.

While the Fund primarily invests in large capitalization companies, the Fund may invest a portion of its assets (no more than 20%) in small and medium capitalization companies. In addition to common stocks, the Fund may invest in other equity securities, including preferred stocks, warrants, rights, and convertible securities. The Fund may also invest up to 25% of its assets in securities of foreign issuers, options for hedging and investment purposes, and REITs. The Fund anticipates investing primarily in equity REITs as opposed to mortgage or other types of REITs, which generally invest in and own properties, such as commercial properties, and generate revenue from these property rents. The Fund may also invest up to 15% of its assets in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”).

Except as provided above and subject to the provisions of the 1940 Act, the Fund is not limited in the percentage of its assets that it may invest in these instruments. Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered “foreign securities” for purposes of this investment restriction. The Fund may invest up to 5% of its assets, as determined at the time of purchase, in any one company.
Principal Risks of Investing
As with all mutual funds, an investor is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to the principal risks described below.

Convertible Securities Risk.  The possibility that the value of the Fund’s investments in convertible securities may be adversely affected by changes in interest rates, the credit of the issuer and the value of the underlying common stock. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security.

Currency Risk.  The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

Depositary Receipt Risk.  The possibility that the Fund’s investments in foreign companies through depositary receipts will expose the Fund to the same risks as direct investment in securities of foreign issuers. In addition, investments in ADRs may be less liquid than the underlying shares in their primary trading market, and the value of securities underlying ADRs may change materially at times when U.S. markets are not open for trading.

Derivatives Risk.  The possibility that the Fund’s use of derivatives, such as futures, options and swap agreements, may lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the Sub-Adviser believes it would be appropriate to do so, difficult to value if the instrument becomes illiquid, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Equity Securities Risk.  In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Foreign Investment Risk.  The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers or decreases in foreign currency values relative to the U.S. dollar. Investments in foreign markets may be subject to greater market volatility, decreased market liquidity, and higher transaction and custody costs. Foreign issuers also may be subject to less government and exchange regulation and there may be less reliable financial information available for such issuers and their securities.

Interest Rate Risk.  The possibility that the prices of the Fund’s convertible securities will decline due to rising interest rates.

Large-Cap Securities Risk.  The possibility that the Fund’s investments in larger companies may underperform relative to those of smaller companies. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Liquidity Risk.  The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price, particularly in times of market turmoil. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. Illiquid securities may also be more difficult to value. If the Fund is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

Management Risk.  The possibility that the investment decisions, techniques, analyses or models implemented by the Fund’s Sub-Adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk.  The possibility that the values of, and/or the income generated by, securities held by the Fund may decline, sometimes unpredictably, due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Portfolio Turnover Risk.  The possibility that the Fund may frequently buy and sell portfolio securities, which may increase transaction costs to the Fund and cause the Fund’s performance to be less than you expect.

Preferred Stock Risk.  The possibility that the value of the Fund’s investments in preferred stock may decline if stock prices fall or interest rates rise. In the event of a liquidation, the rights of a company’s preferred stock to the distribution of company assets are generally subordinate to the rights of a company’s debt securities.

REITs Risk.  The possibility that the Fund’s investments in REITs will subject the Fund to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, changes in interest rates and risks related to general or local economic conditions. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers or tenants and self-liquidation.

Rule 144A Securities Risk.  The possibility that the Fund’s investment in Rule 144A Securities will subject the Fund to liquidity risk if there are an insufficient number of qualified institutional buyers interested in purchasing Rule 144A Securities held by the Fund leading to the Fund’s inability to sell its Rule 144A Securities at a time desired by the Fund or at prices approximating the value at which the Fund is carrying the securities on its books.

Small- and Mid-Cap Securities Risk.  The possibility that the Fund’s investments in small- and mid-cap securities may be subject to greater risk and higher volatility than are customarily associated with investing in larger more established companies. Securities issued by small- and mid-sized companies, which can include start-up companies, tend to be more vulnerable than larger and more established companies to adverse business and economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities also may be more volatile than the securities of larger companies, and the Fund’s portfolio may experience difficulty in purchasing or selling such securities at the desired time and price or in the desired amount.

“Value” Investing Risk.  The possibility that the Fund’s investments in securities believed by the Sub-Adviser to be undervalued may not realize their perceived value for extended periods of time or may never realize their perceived value. The securities in which the Fund invests may respond differently to market and other developments than other types of securities, and may underperform growth stocks and/or the market as a whole, particularly if the Fund’s investment style shifts out of favor.

Warrants Risk.  The possibility that the Fund’s investments in warrants are subject to greater price volatility than the warrants’ underlying securities. Warrants offer greater potential for profit or loss than an equivalent investment in the underlying security. A warrant generally ceases to have value if it is not exercised prior to its expiration date.

An investment in the Fund may be appropriate for investors who are willing to accept the risks and uncertainties of investing primarily in equity securities of large capitalization companies in the hope of earning long-term growth of capital.
Performance Information
The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. Performance prior to May 1, 2013 reflects the Fund’s investment performance when managed by a previous sub-adviser pursuant to a substantially similar principal investment strategy. Since May 1, 2013, Loomis, Sayles & Company, L.P. has been responsible for the Fund’s day-to-day portfolio management. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
19.07%	-26.40%
6/30/2009	12/31/2008

Average Annual Total Return (for Periods Ended December 31, 2017)
Average Annual Total Returns - Penn Series Large Cap Value Fund	1 Year	5 Years	10 Years
Large Cap Value Fund	14.60%	12.65%	5.25%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	13.66%	14.04%	7.10%